Balance Sheet Components - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Raw materials	$ 452	$ 458	$ 516
Work-in-process	45	41	100
Finished goods, net	508	507	91
Total inventories	$ 1,005	$ 1,006	$ 707